FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

	Level 2	Level 3	Total
	NIS in thousands
June 30, 2026:
Pre-funded warrants	24,708	-	24,708
Ordinary warrants	-	8,490	8,490
	24,708	8,490	33,198

Convenience translation into U.S. dollars (see note 2(b))

	Level 2	Level 3	Total
	NIS in thousands
June 30, 2026:
Pre-funded warrants	8,297	-	8,297
Ordinary warrants	-	2,851	2,851
	8,297	2,851	11,148

SCHEDULE OF CHANGES IN THE FINANCIAL INSTRUMENTS

The following table presents the changes in the financial instruments measured within level 3:

		Convenience translation into U.S. dollars (see note 2(b))
	Six months ended June 30,
	2026
	NIS in thousands	in thousands
Balance as of January 1	-	-
Initial recognition of financial liability	15,751	5,289
Deferred day 1 loss	(7,274)	(2,443)
Change in fair value of warrants	(3)	(1)
Release of day 1 loss	16	5
Balance as of June 30	8,490	2,850